17. Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [line items]
Current assets taxes	$ 418	$ 2,493
Current liabilities taxes	198	276
Current tax liabilities noncurrent	357	504
Country of domicile [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	391	2,485
Current liabilities taxes	156	128
Current tax liabilities noncurrent	357	504
Country of domicile [member] | Tax settlement programs - PRT [member]
Disclosure Of Income Taxes [line items]
Current liabilities taxes	45	57
Current tax liabilities noncurrent	357	504
Country of domicile [member] | Income taxes [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	391	2,485
Current liabilities taxes	111	71
Abroad [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	27	8
Current liabilities taxes	$ 42	$ 148